NET INCOME PER SHARE	12 Months Ended
Mar. 31, 2026
Earnings per share:
NET INCOME PER SHARE

NOTE 20 - NET INCOME PER SHARE

The computation of basic and diluted net income per share for the years ended March 31, 2026, 2025 and 2024 is as follows:

	Thousands of Yen except share and per share data
	For the Fiscal Years Ended March 31,
	2026	2025	2024

Numerator:
Net income	¥759,961	¥753,621	¥323,605
Denominator:
Weighted average number of common shares outstanding used in calculating basic/diluted net income per share
Basic and Diluted	23,627,697	21,679,507	21,053,384
Net income per share
Basic and Diluted	32.16	34.76	15.37

The 500,000 PSUs outstanding as of March 31, 2026 were excluded from the computation of diluted net income per share because the vesting date, defined as the later of March 31, 2026 or the filing date of the Annual Report on Form 20-F, had not yet occurred. There were no dilutive securities excluded from the computation of diluted net income (loss) per share for the years ended March 31, 2025 and 2024.